Consolidated Statement of Financial Position - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	¥ 180,104	¥ 166,856
Investment properties	724	302
Prepayments for land use rights	1,387	1,717
Intangible assets	11,609	11,596
Advanced payments on acquisition of aircraft	21,942	24,752
Investments in associates	1,696	1,654
Investments in joint ventures	577	557
Available-for-sale investments		800
Equity investments designated at fair value through other comprehensive income	1,247
Derivative financial instruments	222	151
Other non-current assets	3,370	2,927
Deferred tax assets	207	122
Non-current assets	223,085	211,434
Current assets
Flight equipment spare parts	1,950	2,185
Trade and notes receivables	1,436	2,124
Financial asset at fair value through profit or loss	96
Prepayments and other receivables	11,776	9,314
Derivative financial instruments	1
Assets classified as held for sale	11	14
Restricted bank deposits and short-term bank deposits	16	51
Cash and cash equivalents	646	4,605
Current assets	15,932	18,293
Current liabilities
Sales in advance of carriage		7,043
Trade and bills payables	4,040	3,184
Contract liabilities	8,811
Other payables and accruals	21,143	19,864
Current portion of obligations under finance leases	9,364	9,241
Current portion of borrowings	29,259	39,090
Income tax payable	273	593
Current portion of provision for return condition checks for aircraft under operating leases	145	981
Derivative financial instruments	29	324
Liabilities directly associated with the assets classified as held for sale		8
Current liabilities	73,064	80,328
Net current liabilities	(57,132)	(62,035)
Total assets less current liabilities	165,953	149,399
Non-current liabilities
Obligations under finance leases	68,063	57,627
Borrowings	25,867	24,711
Provision for return condition checks for aircraft under operating leases	2,761	2,038
Contract liabilities	1,585
Derivative financial instruments		1
Post-retirement benefit obligations	2,544	2,502
Other long-term liabilities	3,448	3,724
Deferred tax liabilities	84	18
Non-current liabilities	104,352	90,621
Net assets	61,601	58,778
Equity attributable to the equity holders of the Company
- Share capital	14,467	14,467
- Reserves	43,541	40,893
Equity attributable to the equity holders of the Company	58,008	55,360
Non-controlling interests	3,593	3,418
Total equity	¥ 61,601	¥ 58,778